Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest
The following tables show the movements in total noncontrolling interest during the years ended December 31, 2019 and 2018:

Year ended December 31, 2019 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	21	49	70
Contributions from sale of noncontrolling interest (Note 4)	—	12	12
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	59	79

Year ended December 31, 2018 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	50	72
Distributions to noncontrolling interest	(3)	(5)	(8)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	21	49	70
The following table shows the movements in NRLP noncontrolling interest during the year ended December 31, 2019:

Year ended December 31, 2019 (millions of dollars)	Equity
Noncontrolling interest - beginning	—
Contributions from sale of noncontrolling interest (Note 4)	12
Distributions to noncontrolling interest	—
Net income attributable to noncontrolling interest	—
Noncontrolling interest - ending	12
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2019 and 2018:

Year ended December 31, 2019 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	21	49	70
Distributions to noncontrolling interest	(3)	(6)	(9)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	47	67

Year ended December 31, 2018 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	50	72
Distributions to noncontrolling interest	(3)	(5)	(8)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	21	49	70